RMA Municipal Money Funds                                     Semi-Annual Report

                                                               February 17, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber RMA California Municipal Money Fund, PaineWebber RMA New York Municipal Money Fund, and PaineWebber RMA New Jersey Municipal Money Fund for the six-month period ended December 31, 1997.


General Market Overview


Throughout this period, the U.S. economy, in its seventh year of expansion, continued to demonstrate renewed vigor, with consecutive quarterly Gross Domestic Product growth reminiscent of 1994. Further preemptive tightening by the Federal Reserve (the "Fed") was widely anticipated, though not realized, as domestic demand remained strong amidst a historically low, and declining, unemployment rate. Short-term interest rates remained at 5.5% throughout this period. However, Asia's currency and financial crisis sent a disinflationary impulse through the global economy late in the year, resulting in a change in sentiment in the U.S. Treasury market. As a result, the Federal Reserve appears to have adopted a "wait and see" stance, dampening any potential rally in the short end of the market. In the fourth quarter of 1997, the two-year Treasury yield dropped to 5.64% from 5.78% in the prior quarter, and the yield on the 30-Year Treasury ended 1997 at 5.92%, down from 6.04% in the prior quarter. The bottom line was that the yield curve flattened with a yield spread of less than 30 basis points. The bond market, as measured by the Lehman Brothers Aggregate Index, posted a healthy 9.7% return by the end of the year, fueled in part by foreign investment in U.S. government debt. Corporate bonds underperformed Treasurys and mortgage-backed securities on a duration-adjusted basis (corporate bond spreads had widened due to technical weakness caused by concerns over the Asian economic crisis). U.S. government securities performed well in this environment. Longer maturity issues outperformed shorter-term issues as the yield curve flattened significantly. Mortgage-backed securities also posted strong performance for the year, outperforming the major bond markets on a duration-adjusted basis by a fairly wide margin. High-yield securities, which had disappointing performance late in the year, significantly outperformed high-grades for the full year.

SemiAnnual Report


Portfolio Review


Throughout the period, the Funds maintained slightly higher average weighted maturities than their peers, in response to economic data indicating low inflation with vigorous economic growth.

--------------------------------------------------------------------------------

PaineWebber RMA California Municipal Money Fund

PaineWebber RMA California Municipal Money Fund's net assets totaled $562.1 million as of December 31, 1997. The Fund's current yield for the seven-day period ended December 31, 1997 was 3.08%. The Fund maintained a weighted average maturity of 56 days as of December 31, 1997. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

--------------------------------------------------------------------------------

PaineWebber RMA New York Municipal Money Fund

PaineWebber RMA New York Municipal Money Fund's net assets totaled $324.8 million as of December 31, 1997. The Fund's current yield for the seven-day period ended December 31, 1997 was 3.28%. The Fund maintained a weighted average maturity of 50 days as of December 31, 1997. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

--------------------------------------------------------------------------------

PaineWebber RMA New Jersey Municipal Money Fund

PaineWebber RMA New Jersey Municipal Money Fund's net assets totaled $66.4 million as of December 31, 1997. The Fund's current yield for the seven-day period ended December 31, 1997 was 2.97%. The Fund maintained a weighted average maturity of 57 days as of December 31, 1997. In addition, the Fund had dividends paid subject to the alternative minimum tax of 22.91% for the period ended December 31, 1997.

RMA Municipal Money Funds                                      SemiAnnual Report


Outlook


In 1998, we expect the economy will continue to grow at a satisfactory pace with subdued inflation. We expect the Fed to remain on hold until the shockwaves from the Asian crisis filter down. As of January 2, 1998, the federal funds rate remained at 5.5%, while commercial paper was at approximately a 5.55% discount level for the one-month product, with a yield ranging from 5.70% to 5.75% for the one-year product. Given our view that the current economic environment will not change dramatically, we plan to maintain the Funds' current positions. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Funds' emphasis on security, quality and liquidity.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO N. ALEXANDER            /s/ DENNIS L. McCAULEY

MARGO N. ALEXANDER                DENNIS L. McCAULEY
President,                        Managing Director and Chief
Mitchell Hutchins Asset           Investment Officer--Fixed Income
Management Inc.                   Mitchell Hutchins Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Funds performed during the six month period ended December 31, 1997, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PaineWebber RMA California Municipal Money Fund

Statement of Net Assets                            December 31, 1997 (unaudited)

Principal
  Amount                                                                                  Maturity    Interest
  (000)                                                                                     Dates       Rates       Value
---------                                                                                 --------    --------   ------------
MUNICIPAL BONDS AND NOTES--67.65%
 $ 9,000  California State Revenue Anticipation Notes.................................... 06/30/98      4.500%     $9,028,133
   7,700  California Community College Financing Authority
            Tax and Revenue Anticipation Bonds (Series B)................................ 09/30/98      4.500       7,740,635
   4,200  California Educational Facilities Authority (Point Nazarene College)...........    A          3.700       4,200,000
   3,950  California Educational Facilities Authority (Stanford University-Series L-3)...    A          3.450       3,950,000
   8,800  California Health Facilities Financing Authority (Adventist Health-Series A)...    A          3.800       8,800,000
   5,100  California Health Facilities Financing Authority (Adventist Health-Series B)...    A          3.850       5,100,000
   5,700  California Health Facilities Financing Authority (Kaiser Permanente-Series A)..    A          3.450       5,700,000
   6,700  California Health Facilities Financing Authority (Kaiser Permanente-Series B)..    A          3.450       6,700,000
   6,000  California Health Facilities Financing Authority
            (N.T. Enloe Memorial Hospital-Series A)......................................    A          3.500       6,000,000
   2,100  California Health Facilities Financing Authority
            (St. Joseph's Health System-Series B)........................................    A          4.800       2,100,000
   1,000  California Health Facilities Financing Authority (Sutter Health-Series B)......    A          4.800       1,000,000
   1,000  California Health Facilities Financing Authority (Sutter Health-Series C)......    A          4.800       1,000,000
   1,200  California Pollution Control Financing Authority
            (Pacific Gas & Electric Company-Series C)....................................    A          4.900       1,200,000
   2,100  California Pollution Control Financing Authority
            (Pacific Gas & Electric Company-Series F)....................................    A          4.750       2,100,000
   4,100  California Statewide Communities Development Authority
            Apartment Development Revenue Bonds (Subseries A-1)..........................    A          3.450       4,100,000
   1,000  California Statewide Communities Development Authority
            Apartment Development Revenue Bonds (Subseries A-2)..........................    A          3.450       1,000,000
   8,400  California Statewide Communities Development Authority
            Apartment Development Revenue Bonds (Subseries A-6)..........................    A          3.750       8,400,000
   3,300  California Statewide Communities Development Authority
            Tax and Revenue Anticipation Notes (Series A)................................ 06/30/98      4.500       3,311,111
   6,005  California Statewide Communities Development Authority
            Tax and Revenue Anticipation Notes (Series B)................................ 09/30/98      4.750       6,042,344
  10,900  California Transit Financing Authority.........................................    A          3.950      10,900,000
   6,950  Alameda Contra Costa Schools Financing Authority Certificates of
            Participation (Capital Improvement Funding Projects).........................    A          3.900       6,950,000
  18,200  Anaheim Certificates of Participation..........................................    A          3.350      18,200,000
   3,400  City of Fresno Tax and Revenue Anticipation Notes.............................. 06/30/98      4.250       3,407,249
   5,300  Golden Empire Schools Financing Authority
           (Kern High School District-Series A)..........................................    A          3.550       5,300,000
   5,300  Irvine Improvement Bond Act 1915 Updates Assessment District 85-7-I............    A          3.550       5,300,000
  18,300  Irvine Public Facilities and Infrastructure Authority
           (Capital Improvement Project).................................................    A          3.800      18,300,000
   3,400  Long Beach Tax and Revenue Anticipation Notes.................................. 10/08/98      4.500       3,417,105

   3,000  Los Angeles Community Redevelopment Agency
            Multifamily Housing Revenue Bonds (Grand Promenade Project)..................    A          4.000       3,000,000
   7,800  Los Angeles County Pension Obligation (Series A)...............................    A          3.350       7,800,000

PaineWebber RMA California Municipal Money Fund

Principal
  Amount                                                                                  Maturity    Interest
  (000)                                                                                     Dates       Rates       Value
---------                                                                                 --------    --------   ------------
MUNICIPAL BONDS AND NOTES (continued)
 $ 1,700  Los Angeles County Pension Obligation (Series B)...............................    A          3.300%     $1,700,000
   6,000  Los Angeles County Pension Obligation (Series C)...............................    A          3.350       6,000,000
   9,000  Los Angeles County Tax and Revenue Anticipation Notes (Series A)............... 06/30/98      4.500       9,028,417
  13,500  Los Angeles Multi-Family Revenue Bonds (Museum Terrace Apartments-Series H)....    A          3.650      13,500,000
   4,000  Los Angeles Unified School District Tax and Revenue Anticipation Notes......... 07/01/98      4.500       4,013,369
   3,600  Los Angeles Unified School District Certificates of Participation
            (Belmont Learning Complex-Series A)..........................................    A          3.350       3,600,000
   1,520  Los Angeles Wastewater System Revenue Bonds (Pre-refunded with U.S.
            Government Securities to 08/01/98 @ 102)..................................... 08/01/98      6.800       1,575,584
   6,795  Moorpark Industrial Development Authority (Fred Kavli and Kavlico Corporation).    A          3.650       6,795,000
  18,510  Newport Beach Health Facilities (Hoag Memorial Hospital).......................    A          5.000      18,510,000
  11,750  Newport Beach Health Facilities (Hoag Memorial Hospital-Series A)..............    A          5.000      11,750,000
   4,200  Newport Beach Health Facilities (Hoag Memorial Hospital-Series B)..............    A          5.000       4,200,000
   6,500  Newport Beach Health Facilities (Hoag Memorial Hospital-Series C)..............    A          5.000       6,500,000
   9,000  Northern California Power Agency (Geothermal Project Number 3A)................    A          3.350       9,000,000
   5,000  Oakland Unified School District Alameda County
            Tax and Revenue Anticipation Notes........................................... 10/28/98      4.250       5,015,412
   2,510  Orange County Apartment Development Revenue Bonds (Niguel Village-Series AA)...    A          3.500       2,510,000
   6,040  Orange County Apartment Development Revenue Bonds (Niguel Village-Series U)....    A          3.650       6,040,000
   5,900  Riverside County Tax and Revenue Anticipation Notes (Series A)................. 06/30/98      4.500       5,915,376
   1,280  Sacramento County Certificates of Participation (Administration Center and
            Courthouse Project)..........................................................    A          3.800       1,280,000
   3,500  San Bernardino County Tax and Revenue Anticipation Notes (Series A)............ 06/30/98      4.500       3,510,800
   5,000  San Diego County Tax and Revenue Anticipation Notes............................ 09/30/98      4.500       5,024,000
   8,100  San Francisco Redevelopment Agency Multi-Family Housing
            Revenue Bonds (Fillmore Center Project B-1)..................................    A          3.350       8,100,000
   2,030  San Francisco Redevelopment Agency Multi-Family Housing
            Revenue Bonds (Rincon Center-Project B)......................................    A          3.350       2,030,000
   4,700  San Francisco Redevelopment Financing Authority (Yerba Buena Garden)...........    A          3.900       4,700,000
   4,700  San Jose Redevelopment Agency Revenue Bonds
            (Merged Area Redevelopment Project Series B).................................    A          3.400       4,700,000
   3,000  Santa Barbara County Schools Financing Authority
            Tax and Revenue Anticipation Notes........................................... 06/30/98      4.250       3,006,397
   2,500  Santa Barbara County Tax and Revenue Anticipation Notes (Series A)              10/01/98      4.500       2,511,152
   3,038  Santa Clara County El Camino Hospital District Hospital Facilities

            Authority (Aces Lease Valley Medical Center Project-Series A)................    A          3.500       3,038,000
  19,100  Santa Clara Financing Authority (VMC Facility Replacement Project B)...........    A          3.350      19,100,000
   5,920  Simi Valley Public Financing Authority.........................................    A          3.550       5,920,000

PaineWebber RMA California Municipal Money Fund

Principal
  Amount                                                                                  Maturity    Interest
  (000)                                                                                     Dates       Rates       Value
---------                                                                                 --------    --------   ------------
MUNICIPAL BONDS AND NOTES (concluded)
 $ 8,000  South Coast California Local Education Agencies
            Tax and Revenue Anticipation Notes (Series A)................................ 06/30/98      4.500%   $  8,026,585
   5,000  Southern California Public Power Authority Project Revenue
            (Palo Verde Project C).......................................................    A          3.350       5,000,000
   3,350  Val Verde Unified School District Tax and Revenue Anticipation Notes........... 10/29/98      4.500       3,367,286
   5,750  Vallejo Unified School District Tax and Revenue Anticipation Notes............. 10/22/98      4.250       5,767,369
   3,440  Visalia Public Finance Authority Revenue Bonds (Golf Course Improvement).......    A          4.050       3,440,000
   6,000  Puerto Rico Commonwealth Tax and Revenue Anticipation Notes (Series A)......... 07/30/98      4.500       6,025,358
                                                                                                                -------------
          Total Municipal Bonds And Notes (cost--$380,246,682)                                                    380,246,682
                                                                                                                -------------
TAX EXEMPT COMMERCIAL PAPER--31.89%
  19,500  California State General Obligation............................................ 01/23/98 to   3.500 to
                                                                                          02/26/98      3.750      19,500,000
   6,500  California Educational Facilities Authority
            (Carnegie Institute of Washington-Series B).................................. 02/10/98 to   3.650 to
                                                                                          02/19/98      3.750       6,500,000
   8,700  California Pollution Control Financing Authority
            (Dow Chemical Company Project)............................................... 01/22/98 to
                                                                                          01/28/98      3.750       8,700,000
   1,000  California Pollution Control Financing Authority (Pacific Gas & Electric)...... 01/23/98      3.800       1,000,000
   7,208  State of California Department of Water Resources.............................. 01/20/98 to   3.650 to
                                                                                          03/27/98      3.750       7,208,000
   7,100  Anaheim Electric Authority..................................................... 02/23/98 to   3.500 to
                                                                                          03/11/98      3.700       7,100,000
   4,000  Contra Costa County Water District (Series A).................................. 01/22/98 to   3.550 to
                                                                                          01/29/98      3.700       4,000,000
  12,000  East Bay Municipal Utility District............................................ 02/05/98 to   3.650 to
                                                                                          02/24/98      3.750      12,000,000
   4,000  Los Angeles County Capital Asset Corporation................................... 01/26/98      3.700       4,000,000
  23,100  Los Angeles Department of Water & Power........................................ 01/27/98 to   3.500 to
                                                                                          04/09/98      3.700      23,100,000
   7,600  Los Angeles Transportation Commission (Series A)............................... 02/09/98 to   3.700 to

                                                                                          02/26/98      3.750       7,600,000
   4,475  Los Angeles Wastewater System.................................................. 01/30/98 to
                                                                                          02/06/98      3.600       4,475,000
   7,500  Metropolitan Water District of Southern California............................. 02/19/98 to
                                                                                          03/05/98      3.650       7,500,000
   7,300  Modesto Irrigation District.................................................... 03/16/98 to   3.600 to
                                                                                          04/08/98      3.650       7,300,000
   6,000  Orange County Local Transportation Authority................................... 02/10/98      3.750       6,000,000
   2,200  Regents of the University of California (Series A)............................. 04/17/98      3.700       2,200,000
  22,479  Regents of the University of California (Series B)............................. 01/21/98 to   3.500 to
                                                                                          02/27/98      3.700      22,479,000
   4,000  Riverside County General Obligation (Series B)................................. 04/20/98      3.700       4,000,000
   6,111  Sacramento Municipal Utility District.......................................... 01/20/98 to   3.550 to
                                                                                          04/07/98      3.750       6,111,000
   2,000  San Diego Industrial Revenue (San Diego Electric & Gas)........................ 02/06/98      3.700       2,000,000
   3,500  San Diego Regional Transportation Commission................................... 01/20/98      3.700       3,500,000
  13,000  Puerto Rico Commonwealth Government Development Bank........................... 01/21/98 to   3.650 to
                                                                                          05/08/98      3.750      13,000,000
                                                                                                                -------------
          Total Tax Exempt Commercial Paper (cost--$179,273,000).........................                         179,273,000
                                                                                                                -------------

          Total Investments (cost--$559,519,682, which approximates cost
            for federal income tax purposes)--99.54%.....................................                         559,519,682

          Other assets in excess of liabilities--0.46%...................................                           2,613,430
                                                                                                                -------------

          Net Assets (applicable to 562,626,220 shares of beneficial
            interest at $1.00 per share)--100.00%........................................                       $ 562,133,112
                                                                                                                =============

-------------
A--Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of December 31, 1997 and reset periodically.

                       Weighted Average Maturity--56 days

                 See accompanying notes to financial statements

PaineWebber RMA New York Municipal Money Fund
Statement of Net Assets
December 31, 1997 (unaudited)

Principal
Amount                                                                               Maturity            Interest
(000)                                                                                  Dates               Rates          Value

---------                                                                            --------            -----------      -----
MUNICIPAL BONDS AND NOTES-85.74%
 $ 7,135  New York State.....................................................   10/15/98 to 11/15/98  4.500 to 7.800%  $  7,246,083
   2,700  New York State Dormitory Authority
            (Masonic Hall Asylum)............................................            A                 3.550          2,700,000
   6,597  New York State Dormitory Authority
            (Metropolitan Museum of Art).....................................            A                 3.500          6,597,000
   6,765  New York State Dormitory Authority
            (New York Public Library)........................................            A                 3.500          6,765,000
   6,000  New York State Energy Research & Development Authority
            (Central Hudson Gas & Electric)..................................            A                 3.950          6,000,000
   2,000  New York State Energy Research & Development Authority
            (LILCO) Adjustable Rate Bonds....................................         03/01/98             3.600          2,000,000
   1,700  New York State Energy Research & Development Authority
            (New York State Electric & Gas Corporation)
            Adjustable Rate Bonds............................................         12/01/98             3.800          1,700,000
   2,400  New York State Energy Research & Development Authority
            (Niagara Mohawk).................................................            A            4.500 to 4.750      2,400,000
  10,700  New York State Energy Research & Development Authority
            Pollution Control Revenue (Orange and Rockland Project A)........            A                 3.550         10,700,000
   9,500  New York State Energy Research & Development Authority Gas
            Facilities Revenue (Brooklyn Union Gas Company)..................            A            3.700 to 4.000      9,500,000
   2,000  New York State Energy Research And Development Authority Pollution
            Control Revenue (Rochester Gas & Electricity)....................            A                  3.550         2,000,000
   4,500  New York State Housing Finance Agency (Mount Sinai Medical
            Center Project)..................................................            A                  3.900         4,500,000
  11,800  New York State Housing Finance Agency (Normandie Project)..........            A                  4.000        11,800,000
   3,835  New York State Housing Finance Agency Revenue
            (Hospital Special Surgery Staff).................................            A                  4.000         3,835,000
   9,700  New York State Local Government Assistance Corporation.............            A                  3.500         9,700,000
   2,000  New York State Medical Care Facilities Finance Agency Revenue
            Hospital and Nursing Home Series A (Catholic Medical Center
            of Brooklyn and Queens Inc.) (Pre-refunded with U.S. Government
            Securities to 2/15/98 @ 102) ....................................         02/15/98              8.300         2,050,737
   1,900  New York State Medical Facilities Financing Agency
            (Pooled Equipment Loan Program)..................................            A                  3.650         1,900,000
   1,500  New York State Power Adjustable Rate Bonds.........................         03/01/98              3.750         1,500,000
   1,300  New York State Thruway Authority General Revenue...................         01/02/98              4.950         1,300,000
   1,235  Albany Industrial Development Agency (Vulcan Investors)............         07/01/98              4.100         1,235,000
   5,857  Babylon Bond Anticipation Notes....................................         03/31/98              4.750         5,866,396
   1,000  Brentwood Union Free School District Tax Anticipation Notes........         06/30/98              4.250         1,001,658
   1,612  Cattaraugus County Bond Anticipation Notes.........................         07/23/98              4.500         1,615,443
   2,100  Chemung County Industrial Development Agency
            (Arnot Ogden Medical Center).....................................            A                  4.050         2,100,000
   3,000  Dover Union Free School District Bond Anticipation Notes...........         09/11/98              4.250         3,006,395
   4,585  Dutchess County Bond Anticipation Notes............................         02/27/98              4.000         4,587,900
   1,825  East Meadow Union Free School District Bond Anticipation Notes.....         06/15/98              4.250         1,828,229
   2,000  Elmira City Bond Anticipation Notes................................         03/30/98              4.000         2,001,169
   4,850  Erie County Revenue Anticipation Notes.............................            A                  3.550         4,850,000

PaineWebber RMA New York Municipal Money Fund

Principal
Amount                                                                               Maturity            Interest
(000)                                                                                  Dates               Rates          Value
---------                                                                            --------            -----------      -----
MUNICIPAL BONDS AND NOTES (continued)
 $ 2,000  Freeport Union Free School District Tax Anticipation Notes.........         06/29/98             4.250%      $  2,002,359
   1,720  Great Neck North Water Authority Systems...........................            A                 3.700          1,720,000
   1,646  Guilderland Central School District Bond Anticipation Notes........         07/15/98             4.250          1,648,368
   2,000  Harrison Central School District Bond Anticipation Notes...........         03/19/98             4.000          2,001,025
   2,000  Hempstead Union Free District Tax Anticipation Notes...............         06/30/98             4.250          2,003,312
   2,000  Lindenhurst Union Free School District Tax Anticipation Notes......         06/24/98             4.250          2,002,107
   2,000  Longwood Central School District at Middle Island Tax
            Anticipation Notes...............................................         06/30/98             4.250          2,002,311
   2,900  Metropolitan Transportation Authority..............................         07/01/98             8.000          3,015,448
   2,150  Monroe County Industrial Development Agency Revenue
            (Canal Ponds Park)...............................................            A                 4.000          2,150,000
   1,000  Monroe County New York Series General Obligation Bond..............         03/09/98             3.700          1,000,000
   7,900  Municipal Assistance Corporation for New York City.................            A                 3.950          7,898,930
   1,530  Municipal Assistance Corporation for New York City.................         07/01/98             4.000          1,532,173
   3,000  Nassau County Industrial Development Agency Civic Facility
          (Cold Spring Harbor Laboratory)....................................            A                 4.850          3,000,000
   4,000  Nassau County Revenue Anticipation Notes...........................         03/10/98             4.250          4,002,903
   1,500  Nassau County Tax Anticipation Notes Series C......................         12/22/98             4.250          1,505,896
   9,700  New York City......................................................            A            4.000 to 5.100      9,700,000
   4,500  New York City Health and Hospital Corporation Revenue
            (Health Systems).................................................            A                 3.550          4,500,000
   4,450  New York City Housing Development Corporation
            (Columbus Gardens)...............................................            A                 4.050          4,450,000
     200  New York City Housing Development Corporation
            (East 17th Street Project).......................................            A                 4.950            200,000
   1,500  New York City Housing Development Corporation
            (James Tower Project)............................................            A                 3.600          1,500,000
   3,015  New York City Housing Development Corporation
            (Parkgate Tower Project).........................................            A                 3.600          3,015,000
   2,550  New York City Housing Development Corporation
            (Upper Fifth Avenue Project).....................................            A                 3.750          2,550,000
   3,000  New York City Industrial Development Agency (Calhoun School).......            A                 4.000          3,000,000
   4,200  New York City Industrial Development Agency (JFK Field Hotel)......            A                 3.650          4,200,000
   6,400  New York City Industrial Development Agency (LaGuardia Project)....            A                 3.650          6,400,000
   1,000  New York City Industrial Development Agency Civic Facility
            (American Civil Liberties).......................................            A                 3.600          1,000,000
   5,960  New York City Municipal Water Finance Authority....................            A            4.150 to 5.100      5,960,000
   6,850  New York City Trust for Cultural Resources (American Museum
            of Natural History)..............................................            A                 3.550          6,850,000
   3,400  New York City Trust for Cultural Resources (Carnegie Hall).........            A                 3.650          3,400,000
   4,100  Niagara Falls Toll Bridge Commission...............................            A                 3.550          4,100,000
   3,100  Onondaga County Industrial Development Agency (Edgcomb Metals

            Company Project).................................................            A                 4.150          3,100,000
   6,025  Riverhead Central School District Tax Anticipation Notes...........         06/26/98             4.375          6,035,397

PaineWebber RMA New York Municipal Money Fund

Principal
Amount                                                                               Maturity            Interest
(000)                                                                                  Dates               Rates          Value
---------                                                                            --------            -----------      -----
MUNICIPAL BONDS AND NOTES (concluded)
 $ 6,000  Rotterdam Industrial Development Agency (Rotterdam
            Industrial Park Project).........................................            A                 3.900%      $  6,000,000
   2,000  Sachem Central School District Holbrook Tax Anticipation
            Notes............................................................         06/25/98             4.250          2,003,320
   1,500  Seneca County Industrial Development Agency (N.Y.
            Chiropractic College)............................................            A                 3.700          1,500,000
   1,500  Smithtown Central School District Tax Anticipation Notes...........         06/29/98             4.500          1,504,249
  14,500  Suffolk County Water Authority Bond Anticipation Notes.............            A                 3.600         14,500,000
   4,500  Triborough Bridge and Tunnel Authority Special.....................            A                 3.550          4,500,000
   1,000  West Babylon Union Free School District Tax Anticipation Notes.....         06/25/98             4.250          1,001,381
   9,200  Yonkers Industrial Development Agency (Consumers Union Facility)...            A                 3.500          9,200,000
   3,500  Puerto Rico Commonwealth Aqueduct and Sewer Authority..............         07/01/98             4.400          3,506,680
   5,000  Puerto Rico Commonwealth Tax and Revenue Anticipation Notes........         07/30/98             4.500          5,021,132
                                                                                                                       ------------
 Total Municipal Bonds and Notes (cost--$278,468,001)........................                                           278,468,001
                                                                                                                       ------------

TAX EXEMPT COMMERCIAL PAPER--14.40%
  14,600  New York State Dormitory Authority.................................   01/26/98 to 04/08/98  3.600 to 3.700     14,600,000
   6,650  New York State Power Authority (Sloan Kettering)...................   01/23/98 to 03/06/98  3.700 to 3.850      6,650,000
   3,500  New York State Series T............................................         02/24/98             3.650          3,500,000
   5,500  Municipal Assistance Company for New York (Series F)...............   02/05/98 to 04/09/98  3.650 to 3.800      5,500,000
   7,700  New York City......................................................   03/13/98 to 05/11/98       3.800          7,700,000
   7,500  New York City Municipal Water Finance Authority....................   02/09/98 to 02/27/98  3.750 to 3.800      7,500,000
   1,300  Puerto Rico Commonwealth Government Development Bank...............         05/08/98             3.700          1,300,000
                                                                                                                       ------------
 Total Tax Exempt Commercial Paper (cost--$46,750,000).......................                                            46,750,000
                                                                                                                       ------------

 Total Investments (cost--$325,218,001, which approximates cost for federal
   income tax purposes)--100.14%.............................................                                           325,218,001
 Liabilities in excess of other assets--(0.14)%..............................                                              (452,388)

                                                                                                                       ------------
 Net Assets (applicable to 324,987,179 shares of beneficial interest at
   $1.00 per share)--100.00%.................................................                                          $324,765,613
                                                                                                                       ============

--------------
A--Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of December 31, 1997 and reset periodically.

                       Weighted Average Maturity--50 days

PaineWebber RMA New Jersey Municipal Money Fund

Statement of Net Assets
December 31, 1997 (unaudited)

Principal
Amount                                                                               Maturity            Interest
(000)                                                                                  Dates               Rates          Value
---------                                                                            --------            -----------      -----
MUNICIPAL BONDS AND NOTES--69.34%
 $   625  New Jersey State...................................................         04/01/98             9.400%      $    633,446
     800  New Jersey Economic and Industrial Development Authority
           (Toys "R" Us, Incorporated).......................................            A                 4.750            800,000
     550  New Jersey Economic Development Authority..........................            A                 4.000            550,000
     400  New Jersey Economic Development Authority
           (400 International Drive Partners)................................            A                 4.700            400,000
     850  New Jersey Economic Development Authority
           (Bears Series A)..................................................            A                 4.000            850,000
   1,375  New Jersey Economic Development Authority
           (Brach/Jersey Avenue Project).....................................            A                 3.650          1,375,000
   1,600  New Jersey Economic Development Authority
           (Church and Dwight Company Project)...............................            A                 3.450          1,600,000
   1,447  New Jersey Economic Development Authority
           (Curtiss Wright Flight)...........................................            A                 3.550          1,447,000
     700  New Jersey Economic Development Authority
           (El Dorado Terminals Company).....................................            A                 5.000            700,000
     100  New Jersey Economic Development Authority
           (Exxon Project)...................................................            A                 4.800            100,000
   3,000  New Jersey Economic Development Authority
           (Natural Gas Company Project Series A)............................            A                 3.350          3,000,000
   4,700  New Jersey Economic Development Authority
           (Public Service Electric & Gas Company)...........................            A            3.350 to 3.600      4,700,000
   1,000  New Jersey Economic Development Authority
            Thermal Energy Facilities Revenue................................            A                 4.100          1,000,000

     300  New Jersey Economic Development Authority
           (W.Y. Plastic Products Corporation Project).......................            A                 3.550            300,000
   1,300  New Jersey Economic Development Authority Water Facilities Revenue
           (Elizabethtown Water Company Project A)...........................            A                 3.600          1,300,000
     500  New Jersey Economic Development Authority Water Facilities Revenue
           (Elizabethtown Water Company Project B)...........................            A                 3.550            500,000
   1,000  New Jersey Economic Development Authority Water Facilities Revenue
           (Thermal Energy Limited Partnership)..............................            A                 3.450          1,000,000
     800  New Jersey Economic Development Authority Water Facilities Revenue
           (United Water New Jersey Incorporated Project B)..................            A                 4.750            800,000
   1,000  New Jersey State Educational Facilities Authority..................            A                 3.500          1,000,000
   1,000  New Jersey State Transportation Trust Fund Authority Revenue
           (Transportation Systems Series A).................................         12/15/98             5.000          1,011,385
   3,500  New Jersey State Turnpike Authority................................            A                 3.450          3,500,000
   1,205  New Jersey Wastewater Treatment Trust - Series B
           (Pre-refunded with U.S. Government Securities to 5/15/98 @ 102)...         05/15/98             7.250          1,243,059
   1,000  Bernardsville New Jersey Bond Anticipation Notes...................         04/16/98             4.500          1,001,798
   1,350  Clifton New Jersey Bond Anticipation Notes.........................         06/25/98             4.250          1,352,550
   1,030  East Orange New Jersey.............................................         07/01/98             4.100          1,031,232
     500  Essex County Bond Anticipation Notes...............................         08/07/98             4.250            500,977

PaineWebber RMA New Jersey Municipal Money Fund

Principal
Amount                                                                               Maturity            Interest
(000)                                                                                  Dates               Rates          Value
---------                                                                            --------            -----------      -----
MUNICIPAL BONDS AND NOTES (concluded)
 $   500  Essex County Improvement Authority Revenue
           (County Asset Sale)...............................................            A                 3.500%      $    500,000
   1,400  Essex County Improvement Authority Revenue
           (Pooled Governmental Loan Program)................................            A                 3.450          1,400,000
   1,000  Jersey City Bond Anticipation Notes................................         09/18/98             4.375          1,003,321
     400  Mercer County Improvement Authority Revenue
           (Pooled Government Loan Program)..................................            A                 3.450            400,001
   1,000  Middlesex County Tax and Bond Anticipation Notes...................         02/18/98             4.000          1,000,571
     200  Middlesex General Obligation Bonds.................................         01/15/99             4.450            200,970
     500  Monmouth County General Improvement Bonds..........................         08/01/98             6.620            507,986
     690  Morris County General Obligation Bonds.............................         07/15/98             6.000            698,106
   1,000  Pleasantville School District Temporary Notes......................         08/28/98             4.250          1,002,743
   1,000  Randolph Township Bond Anticipation Notes..........................         09/04/98             4.250          1,002,918
     400  Salem County Pollution Control Financing
            (Atlantic City Electric B).......................................            A                 3.600            400,000
   1,900  South Plainfield Bond Anticipation Notes...........................         07/22/98             4.250          1,902,320
   1,300  Union County Pollution Control Finance Authority

            (Exxon Corporation)..............................................            A            4.700 to 4.750      1,300,000
   1,000  Woodbridge Township Bond Anticipation Notes........................         07/01/98             4.250          1,002,098
   1,500  Puerto Rico Commonwealth Government Development Bank...............            A                 3.350          1,500,000
     500  Puerto Rico Commonwealth Government Development Bank
            Tax & Revenue Anticipation Notes Series A........................         07/30/98             4.500            502,113
                                                                                                                       ------------
 Total Municipal Bonds and Notes (cost--$46,019,594).........................                                            46,019,594
                                                                                                                       ------------

 Tax Exempt Commercial Paper--30.48%

   2,700  New Jersey Economic Development Authority
            (Logan 1992 Project).............................................   01/23/98 to 02/20/98  3.600 to 3.550      2,700,000
   1,000  New Jersey Economic Development Authority
            Industrial and Economic Development Revenue
            (Princeton University)...........................................         01/09/98             3.500          1,000,000
   9,500  New Jersey State Series 1998A......................................   01/04/98 to 05/12/98  3.700 to 3.850      9,500,000
     250  Port Authority of New York and New Jersey..........................         01/16/98             3.750            250,000
   5,275  Port Authority of New York and New Jersey..........................            A            3.500 to 5.100      5,275,000
     500  Puerto Rico Industrial Med and Environment.........................         03/10/98             3.750            500,000
   1,000  Puerto Rico Commonwealth Government Development Bank...............         01/8/98              3.800          1,000,000
                                                                                                                       ------------
 Total Tax Exempt Commercial Paper (cost--$20,225,000).......................                                            20,225,000
                                                                                                                       ------------
 Total Investments (cost--$66,244,594, which approximates cost
   for federal income tax purposes)--99.82%..................................                                            66,244,594
 Other assets in excess of liabilities--0.18%................................                                               120,800
                                                                                                                       ------------
 Net Assets (applicable to 66,370,019 shares of beneficial
   interest at $1.00 per share)--100.00%.....................................                                          $ 66,365,394
                                                                                                                       ============

----------------

 A--Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of December 31, 1997 and reset periodically.

                       Weighted Average Maturity--57 days

                 See accompanying notes to financial statements

PaineWebber Managed Municipal Trust

PaineWebber Municipal Money Market Series

Statement of Operations


                                                      For the Six Months
                                                    Ended December 31, 1997
                                                          (unaudited)
                                         --------------------------------------
                                             RMA           RMA          RMA
                                          California    New York     New Jersey
                                          Municipal     Municipal    Municipal
                                          Money Fund   Money Fund    Money Fund
                                         -----------   -----------  -----------
Investment income:
Interest .............................   $ 9,726,590   $ 5,930,421  $ 1,042,489
                                         -----------   -----------  -----------
Expenses:
Investment advisory and administration     1,299,792       806,996      148,350
Distribution fees ....................       219,827       130,227       35,604
Transfer agency and service fees .....        81,877        44,771       11,767
Legal and audit ......................        38,771        30,138       22,565
Custody and accounting ...............        28,285        16,278        3,067
Reports and notices to shareholders ..        20,386        13,875       10,157
Federal and state registration fees ..        18,200        20,981        2,605
Trustees' fees .......................         5,250         5,250        5,250
Other expenses .......................        11,791         5,626        3,670
                                         -----------   -----------  -----------
                                           1,724,179     1,074,142      243,035
Less: Fee waiver from adviser ........          --          (5,113)        --
                                         -----------   -----------  -----------
Net expenses .........................     1,724,179     1,069,029      243,035
                                         -----------   -----------  -----------
Net investment income ................     8,002,411     4,861,392      799,454
Net realized gain from investment
   transactions ......................         2,533         1,262         --
                                         -----------   -----------  -----------
Net increase in net assets resulting
  from operations ....................   $ 8,004,944   $ 4,862,654  $   799,454
                                         ===========   ===========  ===========


                 See accompanying notes to financial statements

Statement of Changes in Net Assets

                                                   For the Six
                                                   Months Ended       For the
                                                December 31, 1997   Year Ended
                                                   (unaudited)    June 30, 1997
                                                ----------------- -------------

PaineWebber RMA California Municipal Money Fund

From operations:

Net investment income .........................   $   8,002,411   $  14,906,687
Net realized gain from investment transactions            2,533          40,508
                                                  -------------   -------------
Net increase in net assets resulting from
  operations ..................................       8,004,944      14,947,195
                                                  -------------   -------------
Dividends to shareholders from:
Net investment income .........................      (8,002,411)    (14,906,687)
                                                  -------------   -------------
Net increase in net assets from beneficial
  interest transactions .......................      69,215,234      19,149,305
                                                  -------------   -------------
Net increase in net assets ....................      69,217,767      19,189,813
Net Assets:
Beginning of period ...........................     492,915,345     473,725,532
                                                  -------------   -------------
End of period .................................   $ 562,133,112   $ 492,915,345
                                                  =============   =============

PaineWebber RMA New York Municipal Money Fund

From operations:
Net investment income .........................   $   4,861,392   $   8,151,131
Net realized gain from investment transactions            1,262          15,810
                                                  -------------   -------------
Net increase in net assets resulting from
  operations ..................................       4,862,654       8,166,941
                                                  -------------   -------------
Dividends to shareholders from:
Net investment income .........................      (4,861,392)     (8,151,131)
                                                  -------------   -------------
Net increase in net assets from beneficial
  interest transactions .......................      50,426,555      19,145,230
                                                  -------------   -------------
Net increase in net assets ....................      50,427,817      19,161,040
Net Assets:
Beginning of period ...........................     274,337,796     255,176,756
                                                  -------------   -------------
End of period .................................   $ 324,765,613   $ 274,337,796
                                                  =============   =============

PaineWebber RMA New Jersey Municipal Money Fund

From operations:
Net investment income .........................   $     799,454   $   1,260,379
Net realized loss from investment transactions                0            (118)
                                                  -------------   -------------
Net increase in net assets resulting from
  operations ..................................         799,454       1,260,261
                                                  -------------   -------------
Dividends to shareholders from:
Net investment income .........................        (799,454)     (1,260,379)
                                                  -------------   -------------
Net increase in net assets from beneficial

  interest transactions .......................      14,041,814      10,090,883
                                                  -------------   -------------
Net increase in net assets ....................      14,041,814      10,090,765
Net Assets:
Beginning of period ...........................      52,323,580      42,232,815
                                                  -------------   -------------
End of period .................................   $  66,365,394   $  52,323,580
                                                  =============   =============


                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

      PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and PaineWebber Municipal Money Market Series ("Municipal Money Market Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two no-load, non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ("RMA California") and PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one no-load, non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey") and, together with RMA California and RMA New York, the ("Funds").

      The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

      Valuation and Accounting for Investments and Investment Income-- Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      Dividends and distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

      Each Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by each Fund.

Investment Adviser and Administrator

      Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contracts") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Trusts and each of their Funds. In accordance with their Advisory Contracts, each of RMA California and RMA New York pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly in accordance with the following schedule:

                                                                       Annual
     Average Daily Net Assets                                           Rate
     ------------------------                                          ------
     Up to $300 million.............................................    0.50%
     In excess of $300 million up to $750 million...................    0.44
     Over $750 million..............................................    0.36

      In accordance with its Advisory Contract, RMA New Jersey pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund"s average daily net assets.

      At December 31, 1997, RMA California, RMA New York and RMA New Jersey owed PaineWebber $225,859, $131,683 and $29,646, respectively, for investment advisory and administration fees.

Notes to Financial Statements (unaudited)

      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a sub-advisory and sub-administration contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

      For the six months ended December 31, 1997, PaineWebber voluntarily waived $5,113 of its investment advisory and administration fees for RMA New York.

Distribution Plan


      PaineWebber is the distributor of each Fund's shares. Under the plan of distribution, the Funds are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of RMA California's and RMA New York's average daily net assets and 0.12% of RMA New Jersey's average daily net assets for providing certain shareholder services. PaineWebber was compensated for providing such services at the annual rate of 0.12% of RMA New Jersey's average daily net assets. For RMA California and RMA New York, PaineWebber was compensated for providing such services at the annual rate of 0.08% of RMA California's and RMA New York's average daily net assets through February 11, 1998. Effective February 12, 1998 this fee became payable at the annual rate of 0.125% of RMA California's and RMA New York's average daily net assets. At December 31, 1997, RMA California, RMA New York and RMA New Jersey owed PaineWebber $38,286, $21,162 and $5,670, respectively, for such service fees.

Transfer Agency Service Fees

      Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Funds' transfer agent. For these services for the month ended July 31, 1997, PaineWebber earned $4,546, $3,402, and $185 in service fees from RMA California, RMA New York, and RMA New Jersey, respectively.

      Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the five months ended December 31, 1997, PaineWebber received from PFPC, Inc., not the funds, approximately 53%, 52% and 58% of the total transfer agency and related service fees collected by PFPC, Inc. from RMA California, RMA New York and RMA New Jersey, respectively.

Other Liabilities

      At December 31, 1997, RMA California, RMA New York and RMA New Jersey had dividends payable aggregating $656,762, $388,569 and $78,053, respectively, and RMA New York and RMA New Jersey had payables for investments purchased of $2,000,000 and $200,970, respectively.

Federal Tax Status

      Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

      At June 30, 1997, RMA California, RMA New York and RMA New Jersey had net capital loss carryforwards of $280,026, $97,826 and $4,626, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire for RMA California between June 30, 1998 and June 30, 2004, for RMA New York between

June 30, 1998 and June 30, 2003 and for RMA New Jersey between June 30, 2002 and June 30, 2005. To the extent these losses are used to offset future capital gains, the gains so offset will not be distributed.

Notes to Financial Statements (unaudited)

Beneficial Interest

      There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                       For the Six       For the Year
                                       Months Ended         Ended
                                    December 31, 1997   June 30, 1997
                                    -----------------  ---------------
RMA California:
Shares sold ......................    1,374,863,018     2,758,694,561
Shares repurchased ...............   (1,313,372,403)   (2,754,038,712)
Dividends reinvested .............        7,724,619        14,493,456
                                     --------------    --------------
Net increase in shares outstanding       69,215,234        19,149,305
                                     ==============    ==============

RMA New York:
Shares sold ......................    1,021,601,586     1,797,987,498
Shares repurchased ...............     (975,841,191)   (1,786,704,572)
Dividends reinvested .............        4,666,160         7,862,304
                                     --------------    --------------
Net increase in shares outstanding       50,426,555        19,145,230
                                     ==============    ==============

RMA New Jersey:
Shares sold ......................      152,449,339       270,072,473
Shares repurchased ...............     (139,168,536)     (261,185,868)
Dividends reinvested .............          761,011         1,204,278
                                     --------------    --------------
Net increase in shares outstanding       14,041,814        10,090,883
                                     ==============    ==============

PaineWebber RMA California Municipal Money Fund

Financial Highlights

      Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                  For the Six
                                                 Months Ended
                                                 December 31,                    For the Years Ended June 30,
                                                      1997      -------------------------------------------------------------
                                                  (unaudited)      1997         1996         1995         1994         1993
                                                 ------------   ---------    ---------    --------     ---------    ---------
Net asset value, beginning of period...........     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ---------    ---------    ---------    --------     ---------    ---------
Net investment income                                 0.015        0.028        0.029        0.029        0.018        0.019
Dividends from net investment income...........      (0.015)      (0.028)      (0.029)      (0.029)      (0.018)      (0.019)
                                                   ---------    ---------    ---------    --------     ---------    ---------
Net asset value, end of period.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   =========    =========    =========    ========     =========    =========
Total investment return (1)....................        1.48%        2.87%        2.89%        2.91%        1.78%        1.88%
                                                   =========    =========    =========    ========     =========    =========

Ratios/Supplemental Data:
Net assets, end of period (000's)..............    $562,133     $492,915     $473,726     $330,937     $295,183     $290,367
Expenses to average net assets.................        0.63%*       0.62%       0.70%(2)      0.69%        0.69%        0.72%
Net investment income to average net assets....        2.91%*       2.83%       2.82%(2)      2.87%        1.79%        1.86%

----------------

*     Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2)   These ratios include non-recurring acquisition expenses of 0.03%.

PaineWebber RMA New York Municipal Money Fund

Financial Highlights

      Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                  For the Six
                                                 Months Ended

                                                 December 31,                    For the Years Ended June 30,
                                                      1997       ------------------------------------------------------------
                                                  (unaudited)      1997         1996         1995         1994         1993
                                                   ---------    ---------    ---------    --------     ---------    ---------
Net asset value, beginning of period..........    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Net investment income.........................        0.015        0.028        0.029        0.028        0.017        0.018
Dividends from net investment income..........       (0.015)      (0.028)      (0.029)      (0.028)      (0.017)      (0.018)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                   =========    =========    =========    =========    =========    =========
Total investment return (1)...................         1.52%        2.85%        2.91%        2.81%        1.70%        1.82%
                                                   =========    =========    =========    =========    =========    =========

Ratios/Supplemental Data:

Net assets, end of period (000's).............     $324,766     $274,338     $255,177     $192,799     $165,111     $116,604
Expenses to average net assets before waiver
  from adviser................................         0.66%*       0.77%        0.74%(2)     0.71%        0.75%        0.79%
Expenses to average net assets net of waiver
  from adviser................................         0.66%*       0.67%        0.72%(2)     0.68%        0.68%        0.68%
Net investment income to average net assets
  before waiver from adviser..................         2.98%*       2.71%        2.80%(2)     2.78%        1.67%        1.70%
Net investment income to average net assets
  net of waiver from adviser..................         2.99%*       2.81%        2.82%(2)     2.81%        1.74%        1.81%

----------------

*     Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

(2)   These ratios include non-recurring acquisition expenses of 0.04%.

PaineWebber RMA New Jersey Municipal Money Fund

Financial Highlights

      Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                             For the Six    For the   For the

                                             Months Ended    Year      Year
                                             December 31,    Ended     Ended                 For the Years Ended October 31,
                                                 1997       June 30,  June 30,              --------------------------------
                                             (unaudited)      1997      1996     1995 (2)     1994        1993         1992
                                              ---------   ---------  ---------   --------   ---------   ---------   ---------
Net asset value, beginning of period ......   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00    $    1.00
                                              ---------   ---------  ---------   ---------  ---------   ---------   ---------
Net investment income .....................      0.014       0.026      0.017       0.027      0.018       0.016        0.025
Dividends from net investment income ......     (0.014)     (0.026)    (0.017)     (0.027)    (0.018)     (0.016)      (0.025)
                                              ---------   ---------  ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ............   $   1.00    $   1.00   $   1.00    $   1.00   $   1.00    $   1.00    $    1.00
                                              =========   =========  =========   =========  =========   =========   =========
Total investment return (1) ...............       1.36%       2.65%      1.71%       2.75%      1.76%       1.65%        2.49%

Ratios/Supplemental Data:
Net assets, end of period (000's) .........   $ 66,365    $ 52,324   $ 42,233    $ 36,206   $ 31,981    $ 36,473    $  27,625
Expenses to average net assets ............       0.82%*      0.81%      0.95%*      0.93%      0.85%       0.93%        0.86%
Net investment income to average net assets       2.69%*      2.63%      2.56%*      2.73%      1.74%       1.63%        2.51%

----------------
*     Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

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

Trustees

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


Officers

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis L. McCauley
Vice President



Investment Adviser,
Administrator and Distributor

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


Sub-Adviser and Sub-Administrator

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                  PaineWebber
                    (CopyRight)1998 PaineWebber Incorporated
                                  Member SIPC



PaineWebber



                       RMA Municipal

                       Money Funds


                       RMA California Municipal Money Fund
                       RMA New York Municipal Money Fund
                       RMA New Jersey Municipal Money Fund


                               December 31, 1997